Note 3 - Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Nov. 30, 2014	Aug. 31, 2014
Details
Fixtures and Equipment, Gross	$ 253,280	$ 253,280
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(121,078)	(106,576)
Property, Plant and Equipment, Net	$ 132,202	$ 146,704